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Invesco KBW High Dividend Yield Financial ETF
Summary Information
Investment Objective
The Invesco KBW High Dividend Yield Financial ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend Yield IndexTM (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco KBW High Dividend Yield Financial ETF Invesco KBW High Dividend Yield Financial ETF
Management Fees	0.35%
Other Expenses	none
Acquired Fund Fees and Expenses	3.49%	[1]
Total Annual Fund Operating Expenses	3.84%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF | Invesco KBW High Dividend Yield Financial ETF | USD ($)	386	1,172	1,976	4,070

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Keefe, Bruyette & Woods, Inc. and Nasdaq, Inc. (“KBW Nasdaq” or the “Index Provider”) compile, maintain and calculate the Underlying Index, which is a modified-dividend yield-weighted index of companies principally engaged in the business of providing financial services and products, as determined by the Index Provider. The Underlying Index is designed to track the performance of financial companies, which may include business development companies and real estate investment trusts (“REITs”), with competitive dividend yields that are publicly-traded in the U.S.
As of October 31, 2022, the Underlying Index was comprised of 39 securities with market capitalizations ranging from $292 million to $39.1 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2022, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
High Dividend Paying Securities Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such companies' dividend payments may adversely affect the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the Fund will also concentrate its investments in such industries or industry groups to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry, competition for resources; adverse labor relations, political or world events, obsolescence of technologies, and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financials sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Business Development Company (“BDC”) Risk. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt instruments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies.
Investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments.
Investment advisers to BDCs may be entitled to compensation based on the BDC's performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that the Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate, and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Mortgage REIT Risk. Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments to the REIT with respect to the loan when payments are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are also subject to significant interest rate risk. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2022	-26.52%
Best Quarter	June 30, 2020	29.97%
Worst Quarter	March 31, 2020	-49.04%

Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Returns - Invesco KBW High Dividend Yield Financial ETF	1 Year	5 Years	10 Years	Inception Date
Invesco KBW High Dividend Yield Financial ETF	31.85%	6.59%	8.33%	Dec. 02, 2010
After Taxes on Distributions | Invesco KBW High Dividend Yield Financial ETF	28.18%	3.46%	5.66%
After Taxes on Distributions and Sale of Fund Shares | Invesco KBW High Dividend Yield Financial ETF	18.98%	3.90%	5.79%
KBW Nasdaq Financial Sector Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	32.18%	6.46%	8.48%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)	35.04%	13.26%	16.32%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.